Significant accounting policies - Exchange rates for the currencies (Details)	9 Months Ended	12 Months Ended
	May 31, 2023 $ / shares	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2022 $ / shares
Foreign exchange rates [abstract]
Exchange rate as at end of year	1.3598	1.3076	1.2630	1.3076
Average exchange rate for year ended	1.3511	1.2717	1.2688